Long term loan and other non-current liabilities (Schedule of Long-term Loan and Other Long-term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Contingent consideration	$ 12,258	$ 1,505
Long-term loan less current maturities of long-term loan	0	2,147
Other	841	383
Long-term loan and other non-current liabilities	$ 13,099	$ 4,035